Supplementary Financial Statement Information (Details) - Schedule of balance sheet - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
a. Accrued liabilities and other:
Accounts payable and accruals - other	$ 1,443	$ 1,429
Employees and institutions for employees [Member]
a. Accrued liabilities and other:
Accounts payable and accruals - other	944	863
Provisions for vacation and others [Member]
a. Accrued liabilities and other:
Accounts payable and accruals - other	446	473
Royalties and Other [Member]
a. Accrued liabilities and other:
Accounts payable and accruals - other	$ 53	$ 93